9. Stock Compensation (June 30, 2017 Note)	3 Months Ended
Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Compensation

The following tables summarize share-based compensation expenses relating to Restricted Stock Units (“RSU”s) and options granted and the effect on basic and diluted loss per common share during the three month periods ended June 30, 2017 and 2016:

	Three Months Ended June 30, 2017	Three Months Ended June 30, 2016
Vesting of stock options and restricted stock units	$280,911	$50,710
Total stock-based compensation expense	$280,911	$50,710

Weighted average number of common shares outstanding – basic and diluted	8,805,522	7,622,393

Basic and diluted loss per common share attributable to stock-based compensation expense	$(0.03)	$(0.01)

All of the stock-based compensation expense recorded during the three months ended June 30, 2017 and 2016, which totaled $280,911 and $50,710, respectively, is included in payroll and related expense in the accompanying condensed consolidated statements of operations.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The cumulative effect of adjusting the forfeiture rate for all expense amortization is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the three months ended June 30, 2017 was insignificant.

Restricted Stock Unit Grants to Directors and Executive Officers

On August 9, 2016, our Board of Directors (the “Board”) granted RSUs to certain of our officers and directors. The RSUs represent the right to be issued on a future date shares of our common stock for vested RSUs. Our Compensation Committee recommended the grants based on a compensation assessment provided by a third-party compensation consulting firm engaged by us that developed a peer group of companies for market assessment and analyzed compensation at such companies.

The RSUs were granted under our Amended 2010 Stock Incentive Plan and we recorded expense of $260,699 in the three months ended June 30, 2017 related to the RSU grants.

RSUs outstanding that have vested and are expected to vest as of June 30, 2017 are as follows:

Number of RSUs
Vested	46,125
Expected to vest	461,250
Total	507,375

During the three months ended June 30, 2017, 46,125 vested RSUs held by our executives were exchanged into the same number of shares of our common stock. As our executives elected to net settle a portion of their RSU’s in exchange for the Company paying the related withholding taxes on the share issuance, 23,655 of the RSUs were cancelled and we issued a net 22,470 shares to our executives.

Stock Option Activity

During the three months ended June 30, 2017, we issued options to four of our employees to purchase 34,500 shares of common stock at a price of $1.68 per share, the closing price on the date of the approval of the option grants by our compensation committee. There were no stock option grants during the three months ended June 30, 2016.

Options outstanding that have vested and are expected to vest as of June 30, 2017 are as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years

Vested	414,547	$11.24	4.05
Expected to vest	52,000	$2.80	8.71
Total	466,547

The following outlines the significant weighted average assumptions used to estimate the fair value information presented, with respect to stock option grants utilizing the Binomial Lattice option pricing models at, and during the three months ended June 30, 2017:

Risk free interest rate	2.21%
Average expected life	10 years
Expected volatility	92.14%
Expected dividends	None

The expected volatility was based on the historic volatility. The expected life of options granted was based on the "simplified method" as described in the SEC's guidance due to changes in the vesting terms and contractual life of current option grants compared to our historical grants.

A summary of stock option activity during the three months ended June 30, 2017 is presented below:

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Stock options outstanding at March 31, 2017	432,047	$3.80-$20.50	$10.98
Exercised	–	–	–
Granted	34,500	$1.68	$1.68
Cancelled/Expired	–	–	–
Stock options outstanding at June 30, 2017	466,547	$1.68-$20.50	$10.30
Stock options exercisable at June 30, 2017	414,547	$3.80-$20.50	$11.24

On June 30, 2017, our stock options had no intrinsic value since the closing price on that date of $2.14 per share was below the weighted average exercise price of our stock options.

At June 30, 2017, there was approximately $2,666,508 of unrecognized compensation cost related to share-based payments, which is expected to be recognized over a weighted average period of 2.37 years.